Allowance for Credit Losses (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Financing Receivable, Allowance for Credit Loss [Line Items]
Cash recoveries, recoveries against write off cases	₨ 28,919.8	$ 395.4	₨ 25,658.9	₨ 16,777.1
Retail Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	28,605.8		22,548.7	16,590.9
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	₨ 314.0		₨ 3,110.2	₨ 186.2